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September 22, 2015

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	RevenueShares ETF Trust (the “Fund”) File Nos. 333-139501 and 811-21993 Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of meetings of shareholders, proxy statement, and form of proxy cards to be furnished to the shareholders of the Fund in connection with the meetings of shareholders that are scheduled to be held on November 13, 2015.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours, /s/ J. Stephen Feinour J. Stephen Feinour